Taxation (Tables)	12 Months Ended
Mar. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended March 31,
	2024	2023	2022
Current income tax expense:
PRC	$-	$99,674	$229,901
Hong Kong	-	126,284	187,854
True up adjustments for income tax expense for prior years	163,556	-	-
Total current income tax expense:	163,556	225,958	417,755
Deferred income tax (benefit)/expense:
PRC	(203,986)	51,780	(17,927)
Hong Kong	(45,906)	-	-
Total deferred income tax (benefit)/expense	(249,892)	51,780	(17,927)
Total income tax (benefit)/expense	$(86,336)	$277,738	$399,828
The pretax income by major tax jurisdictions is as follows:
	For the years ended March 31,
	2024	2023	2022
(Loss)/income before tax
PRC	$(784,125)	$1,354,266	$2,237,740
Hong Kong	(647,181)	780,991	831,813
Other	49,807	350,633	(380,567)
Total	(1,381,499)	2,485,890	2,688,986

Schedule of Actual Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:
	For the years ended March 31,
	2024	2023	2022
(Loss)/income before income tax	$(1,381,499)	$2,485,890	$2,688,986
PRC statutory tax rate	25%	25%	25%
Computed income tax (benefit)/expense with statutory Enterprise Income Tax rate	(345,375)	621,473	672,247
Additional deduction for R&D expenses	(148,630)	(162,618)	(124,354)
Effect of preferential tax rates for PRC subsidiary	135,991	(209,381)	(223,773)
Effect of preferential tax rates for Hong Kong subsidiary	-	(42,736)	(43,035)
Changes in valuation allowance	29,751	202,312	35,900
Effect of different tax rates in jurisdictions other than PRC*	56,280	(39,729)	(24,407)
True up adjustments for income tax expense for prior years**	163,556	-	-
Tax effect of non-taxable income and non-deductible items	22,091	(91,583)	107,250
Income tax (benefit)/expense	$(86,336)	$277,738	$399,828

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group and CCSC Interconnect HK.
**	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.

Schedule of Deferred Tax Assets	As of March 31, 2024 and 2023, the significant components of the deferred tax assets were summarized below:
	As of March 31,
	2024	2023
Deferred tax assets:
Inventory provision allowance	$67,075	$41,015
Net operating loss carried forward	341,335	90,991
Total deferred tax assets	408,410	132,006
Valuation allowance	(121,016)	(90,991)
Deferred tax assets, net	$287,394	$41,015

Schedule of Valuation Allowance of Deferred Tax Assets	The movements of valuation allowance of deferred tax assets are as follows:
	As of March 31,
	2024	2023
Balance at beginning of the period	$90,991	$35,689
Additions	29,751	237,963
Reversal	-	(182,495)
Foreign currency translation adjustments	274	(166)
Balance at end of the period	$121,016	$90,991